CREDIT LINE - RELATED PARTY	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Credit Line Related Party
CREDIT LINE - RELATED PARTY
6.	CREDIT LINE – RELATED PARTY

On September 30, 2014, the Company entered into a line of credit with Medi Pendant New York, Inc. (“MNY”), which is partially owned by the Company’s CEO. Under the line of credit agreement, the Company will be able to borrow up to $300,000 with the rate of interest of 6.5% per annum. The maturity date of the credit line is September 30, 2017. The Company has the option to extend the maturity date for one year to September 30, 2018. On January 31, 2015, the limit on the line of credit was increased to $500,000 with same interest rate and due date. The Company recorded accrued interest on the credit line of $19,378 and $8,421 for the nine months ended March 31, 2016 and 2015; $6,643 and $5,487 for the three months ended March 31, 2016 and 2015, respectively.

The company agreed to issue 200,000 shares of common stock to one of the owner of MNY to exchange for the increase of line of credit. These shares were value at $28,000 which was the fair market value at the grant date and were issued on October 19, 2015. (See Note 10)

NOTE 6 - CREDIT LINE – RELATED PARTY

On February 5, 2014 the Company issued 50,000 shares of common stock to a shareholder as compensation for consulting services provided to the Company. Those shares were valued at the quoted market price for total $38,500 and recorded as expense.

On September 30, 2014, the Company entered into a line of credit with a company, which is partially owned by the Company’s CEO. Under the line of credit agreement, the Company will be able to borrow up to $300,000 with the rate of interest of 6.5% per annum. The maturity date of the credit line is September 30, 2017. The Company has the option to extend the maturity date for one year to September 30, 2018.

On September 30, 2014, the Company entered into a line of credit with a company, which is partially owned by the Company’s CEO. Under the line of credit agreement, the Company will be able to borrow up to $300,000 with the rate of interest of 6.5% per annum. The maturity date of the credit line is September 30, 2017. The Company has the option to extend the maturity date for one year to September 30, 2018.

On January 31, 2015, the limit on the line of credit was increased to $500,000 with same interest rate and due date. As of June 30, 2015, outstanding balance under the line of credit was $388,000.